Taxes Payable (Details) - Schedule of Taxes Payable - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Taxes Payable [Abstract]
VAT payable	$ 368,195	$ 380,926	$ 488,443
Income tax payable		690,824	1,521,767
Other tax payable	71,348	59,526	72,042
Total	$ 1,452,318	$ 1,131,276	$ 2,082,252